Derivative Financial Instruments - Gain (Loss) in Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Fair value (gain) loss on derivative financial instruments (Note 13)	$ (109,580)	$ (2,620)	$ 0
August 2016 Currency Swap
Disclosure of detailed information about financial instruments [line items]
Fair value (gain) loss on derivative financial instruments (Note 13)	43,010	24,861	0
November 2016 Currency Swap
Disclosure of detailed information about financial instruments [line items]
Fair value (gain) loss on derivative financial instruments (Note 13)	27,755	(27,481)	0
Currency Swap Contract
Disclosure of detailed information about financial instruments [line items]
Fair value (gain) loss on derivative financial instruments (Note 13)	$ 70,765	$ (2,620)	$ 0